Related Party Transactions (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	Dec. 31, 2022	Dec. 03, 2021
Related Party Transactions (Details) [Line Items]
Per Share		¥ 4
Due from related parties		¥ 282
Transfer balance		¥ 282
Interest rate percentage	1.00%
Shengda Group [Member]
Related Party Transactions (Details) [Line Items]
Interest percentage		55.09%